FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 28, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (the “Trust”)

Class A Shares

Institutional Shares

Service Shares

1933 Act File No. 2-72277

1940 Act File No. 811-3181

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated August 31, 2014, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 57 on August 27, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-1484.

Very truly yours,

/s/ Timothy S. Johnson

Timothy S. Johnson

Assistant Secretary